Long-Term Debt - Schedule of Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Opening balance	$ 7,042	$ 10,750
Expenditure in the period	2,185	3,120
Amortization included within interest expense	(3,660)	(6,828)
Closing balance	$ 5,567	$ 7,042